Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Accounts receivable	51,457,258	47,819,952	6,652,378
Less: allowance for credit losses	(27,735,262)	(24,105,435)	(3,353,380)
Accounts receivable, net	23,721,996	23,714,517	3,298,998

Schedule of Changes in Allowance for Credit Losses

The following table summarizes the changes in allowance for credit losses:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	117,080,588	27,735,262	3,915,917
Allowance for credit losses, net of recovery	(80,857,764)	(3,951,391)	(549,690)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Exchange rate difference	-	321,564	(12,847)
Ending balance	27,735,262	24,105,435	3,353,380